Stock Option Plans (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method used	Black-Scholes option valuation model
Intrinsic value of option exercised	$ 200,192	$ 90,606
Weighted-average period to recognize compensation cost	2 years
Fair value of share vested	$ 90,163	90,163
Recognized tax benefit	$ 35,267	$ 34,622
2012 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved and awarded	104,035
Award expiration period	10 years
Exercise price per share	$ 15.65
Total unrecognized compensation costs	$ 112,395